Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	$ 15,682	$ 50,082	$ 17,584
Addition to tangible assets	6,700
Property, plant and equipment	78,846	71,673	23,712	$ 8,732
Plants Segment Member
Disclosure of detailed information about property, plant and equipment [line items]
Capital expenditure	900
United States [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	62,000	56,000	15,000
FRANCE
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	17,000	16,000	9,000
Technical Equipments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	5,352	2,034	374
Addition to tangible assets	5,300
Property, plant and equipment	58,072	$ 4,436	$ 3,160	$ 2,084
Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to tangible assets	1,300
Assets Under Construction [Member] | Paris [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	1,100
Assets Under Construction [Member] | North Carolina [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets under construction	1,000
Calyxt Inc and Cellectis Sites [member]
Disclosure of detailed information about property, plant and equipment [line items]
Addition to tangible assets	3,000
Calyxt Inc. [member] | Assets Put In Service [member] | Raleigh And Paris [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	900
Cellectis [member] | Raleigh [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	47,300
Cellectis [member] | Assets Put In Service [member] | Raleigh And Paris [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets put in service	$ 2,000